Income Taxes (Summary of Provision for (Recovery of) Income Taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Current income taxes
Provision for (recovery of) income taxes for the current period	$ 4,281	$ 3,956
Adjustments in respect of prior years and other	(107)	(204)
Total current income taxes	4,174	3,752
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	(778)	(1,254)
Effect of changes in tax rates	(45)	(13)
Adjustments in respect of prior years and other	59	206
Total deferred income taxes	(764)	(1,061)
Provision for income taxes - Consolidated Statement of Income	3,410	2,691
Provision for (recovery of) income taxes - Statement of Other Comprehensive Income
Current income taxes	628	767
Deferred income taxes	323	183
Total provision for (recovery of) income taxes - Statement of Other Comprehensive Income	951	950
Income taxes - other items including business combinations and other adjustments
Current income taxes	(134)	(38)
Deferred income taxes	(7)	(12)
Income Taxes On Other Non-income Related Items Including Business Combinations And Other Adjustments	(141)	(50)
Total provision for (recovery of) income taxes	4,220	3,591
Current income taxes
Federal	2,078	1,712
Provincial	1,454	1,221
Foreign	1,136	1,548
Current income tax expense benefit	4,668	4,481
Deferred income taxes
Federal	(162)	92
Provincial	(132)	54
Foreign	(154)	(1,036)
Total deferred income tax expense (recovery)	(448)	(890)
Total provision for (recovery of) income taxes	$ 4,220	$ 3,591